Fees Summary	May 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,453,000
Previously Paid Amount	0.00
Total Fee Amount	338.76
Total Offset Amount	0.00
Net Fee	338.76
Narrative - Max Aggregate Offering Price	$ 2,453,000
Final Prospectus	true